Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 5.8%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9638%, 9/15/34 (144A)‡	$3,072,117	$3,072,126
Affirm Asset Securitization Trust 2021-B A, 1.0300%, 8/17/26 (144A)	3,492,000	3,495,796
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	1,207,720	1,208,508
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	996,309	998,762
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	1,840,767	1,860,219
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	2,497,000	2,492,931
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	8,155,620	8,440,426
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,122,676	1,282,636
Bank 2019-BN17, 3.7140%, 4/15/52	2,498,288	2,789,160
Bank 2019-BN18, 3.5840%, 5/15/62	4,251,505	4,716,070
Bank 2019-BN20, 3.0110%, 9/15/62	2,044,338	2,191,602
Bank 2019-BN23, 2.9200%, 12/15/52	3,677,640	3,919,952
Bank 2019-BNK24, 2.9600%, 11/15/62	864,000	923,731
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	2,528,000	2,842,900
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9338%, 8/15/36 (144A)‡	2,087,000	2,087,019
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	2,207,000	2,318,364
BVRT Financing Trust, 1.8451%, 7/10/32‡	71,551	71,641
BVRT Financing Trust 2021-1F M1, 1.6000%, 7/1/33‡	912,789	912,906
BVRT Financing Trust 2021-2F M1, 1.6000%, 1/10/32‡	515,879	515,776
BVRT Financing Trust 2021-CRT1 M2, 2.3348%, 1/10/33‡	3,029,978	3,047,391
BVRT Financing Trust 2021-CRT2 M1, 1.8348%, 11/10/32‡	1,178,663	1,178,663
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8340%, 11/15/35 (144A)‡	1,108,116	1,108,446
BX Commercial Mortgage Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	2,230,000	2,381,166
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	1,121,000	1,219,256
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	2,229,000	2,398,121
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0040%, 10/15/36 (144A)‡	3,954,420	3,959,314
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 10/15/36 (144A)‡	641,544	641,991
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.0840%, 11/15/32 (144A)‡	6,877,534	6,884,042
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4340%, 11/15/32 (144A)‡	1,215,214	1,215,816
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6340%, 11/15/32 (144A)‡	1,108,160	1,108,767
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	4,525,000	4,527,158
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.8840%, 2/15/36 (144A)‡	5,146,000	5,156,706
BX Commercial Mortgage Trust 2021-VOLT A,
ICE LIBOR USD 1 Month + 0.7000%, 0%, 9/15/36 (144A)‡	2,265,000	2,266,516
BX Commercial Mortgage Trust 2021-VOLT B,
ICE LIBOR USD 1 Month + 0.9500%, 0%, 9/15/36 (144A)‡	4,636,000	4,639,910
BX Commercial Mortgage Trust 2021-VOLT D,
ICE LIBOR USD 1 Month + 1.6500%, 0%, 9/15/36 (144A)‡	4,869,000	4,875,681
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,237,197
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	4,624,747	4,649,501
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	1,746,707	1,749,932
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	2,062,879	2,065,550
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	4,713,000	4,717,315
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 1.2500%, 2/25/50 (144A)‡	6,663,187	6,666,752
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	3,837,818	3,834,577
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9838%, 11/15/37 (144A)‡	6,622,407	6,634,085
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.3838%, 11/15/37 (144A)‡	2,944,057	2,946,458
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7338%, 11/15/37 (144A)‡	2,955,853	2,958,900
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	823,929	828,144
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	830,990	833,332

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 4.9860%, 11/25/24‡	$281,300	$291,807
Connecticut Avenue Securities Trust 2015-C01 1M2,
ICE LIBOR USD 1 Month + 4.3000%, 4.3860%, 2/25/25‡	2,402,258	2,443,549
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 5.9860%, 10/25/28‡	623,648	652,011
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 1/25/29‡	1,547,833	1,609,081
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3360%, 4/25/29‡	1,936,882	2,006,355
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6360%, 7/25/29‡	2,102,582	2,163,268
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7360%, 2/25/30‡	1,619,429	1,647,364
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.4860%, 4/25/31 (144A)‡	1,539,798	1,547,179
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.3860%, 8/25/31 (144A)‡	843,995	849,568
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2360%, 9/25/31 (144A)‡	1,232,991	1,239,986
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 6/25/39 (144A)‡	1,014,621	1,016,204
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 7/25/39 (144A)‡	870,169	872,311
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.1860%, 10/25/39 (144A)‡	1,502,312	1,509,035
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.0860%, 1/25/40 (144A)‡	3,005,024	3,015,572
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0138%, 11/15/36 (144A)‡	2,618,339	2,621,890
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0640%, 5/15/36 (144A)‡	7,812,000	7,825,632
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5140%, 5/15/36 (144A)‡	1,486,000	1,487,637
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	2,312,000	2,309,730
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 4.0531%, 4/15/23 (144A)‡	4,007,315	4,007,373
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	1,285,760	1,395,468
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	1,608,180	1,614,487
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	1,012,340	1,058,437
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	4,917,000	4,848,091
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	909,030	974,688
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	3,340,538	3,458,196
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	2,010,158	2,171,658
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	6,421,215	6,921,519
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	2,997,000	3,001,325
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,613,000	2,637,838
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	116,586	117,172
Exeter Automobile Receivables Trust 2019-1, 5.2000%, 1/15/26 (144A)	2,365,000	2,497,375
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	965,000	966,817
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,089,000	3,089,185
Extended Stay America Trust 2021-ESH A,
ICE LIBOR USD 1 Month + 1.0800%, 1.1640%, 7/15/38 (144A)‡	6,082,357	6,098,515
Extended Stay America Trust 2021-ESH B,
ICE LIBOR USD 1 Month + 1.3800%, 1.4640%, 7/15/38 (144A)‡	1,654,393	1,661,596
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.0860%, 7/25/25‡	1,490,141	1,532,068
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.7860%, 4/25/28‡	1,319,168	1,392,602
Fannie Mae REMICS, 3.0000%, 5/25/48	3,268,957	3,454,880
Fannie Mae REMICS, 3.0000%, 11/25/49	4,298,815	4,534,415
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6344%, 7/25/28‡	1,502,873	1,575,408
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0360%, 10/25/49 (144A)‡	494,656	496,514
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0500%, 12/25/50 (144A)‡	4,640,000	4,675,586
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA2 M2,
ICE LIBOR USD 1 Month + 3.1000%, 3.1860%, 3/25/50 (144A)‡	2,636,428	2,673,198
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2360%, 9/25/50 (144A)‡	1,351,999	1,359,891
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6500%, 11/25/50 (144A)‡	7,495,000	7,588,161
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3500%, 8/25/33 (144A)‡	1,710,000	1,751,681

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.3000%, 8/25/33 (144A)‡	$6,600,000	$6,673,192
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1180%, 12/15/36 (144A)‡	1,067,000	1,069,061
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4180%, 12/15/36 (144A)‡	1,195,000	1,195,109
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7170%, 12/15/36 (144A)‡	1,332,000	1,330,069
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	1,603,823	1,827,360
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	2,669,380	3,006,916
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	2,189,000	2,327,348
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	3,112,000	3,187,037
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	3,528,338	3,864,730
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	3,528,338	3,565,381
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	4,962,500	5,221,672
JP Morgan Mortgage Trust 2021-11 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 1/25/52 (144A)‡	3,772,821	3,774,421
JP Morgan Mortgage Trust 2021-12 A11,
US 30 Day Average SOFR + 0.8500%, 0.9000%, 2/25/52 (144A)‡	2,372,000	2,372,000
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.7840%, 3/15/38 (144A)‡	8,608,000	8,620,031
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.1840%, 3/15/38 (144A)‡	4,272,000	4,276,152
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 8/25/51 (144A)‡	3,637,239	3,637,237
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 1.0000%, 10/25/51 (144A)‡	4,501,000	4,501,000
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	3,873,000	3,885,153
MHC Commercial Mortgage Trust 2021-MHC A,
ICE LIBOR USD 1 Month + 0.8010%, 0.8847%, 4/15/38 (144A)‡	9,039,888	9,048,587
MHC Commercial Mortgage Trust 2021-MHC C,
ICE LIBOR USD 1 Month + 1.3510%, 1.4347%, 4/15/38 (144A)‡	4,357,691	4,363,811
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	2,782,000	2,933,379
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	1,423,916	1,560,545
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	2,221,000	2,422,931
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	2,249,599	2,564,469
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	3,365,443	3,879,304
MRA Issuance Trust 2021-NA1 A1X,
ICE LIBOR USD 1 Month + 1.5000%, 1.5860%, 3/8/22 (144A)‡	7,199,000	7,205,718
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	653,042	702,429
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	3,636,000	3,657,335
Newday Funding Master Issuer PLC 2021-2A A2, 1.0000%, 7/15/29 (144A)	2,161,000	2,166,195
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,647,357	1,664,818
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	3,865,556	3,879,330
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	3,706,343	3,766,621
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	573,856
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	570,324
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	2,646,160	2,646,160
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	3,347,378	3,465,516
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	4,875,659	4,910,705
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	3,279,697	3,289,492
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	1,659,421	1,665,546
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	7,470,000	7,568,369
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	904,560	924,397
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	392,175	400,503
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	264,391	266,703
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	988,516	996,343
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	1,473,997	1,491,639
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	2,246,295	2,383,713
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	3,765,520	4,198,336
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51 (144A)	3,829,000	3,818,255
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51 (144A)	4,655,000	4,635,710
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	2,492,000	2,488,742
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,278,000	1,275,513
Theorem Funding Trust 2021-1A A, 1.2100%, 12/15/27 (144A)	4,107,720	4,112,818
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 0.9500%, 8/25/51 (144A)‡	4,259,658	4,259,657
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	4,247,000	4,246,261

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	$7,100,000	$7,071,551
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	3,097,000	3,067,651
VASA Trust 2021-VASA A,
ICE LIBOR USD 1 Month + 0.9000%, 0.9840%, 7/15/39 (144A)‡	2,382,000	2,370,450
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	1,581,670	1,585,279
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2340%, 2/15/40 (144A)‡	2,281,645	2,294,473
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	321,475	339,458
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	1,996,483	2,111,221
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51 (144A)	2,070,810	2,090,279
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51 (144A)	3,692,745	3,760,590
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	3,399,000	3,513,576
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	3,605,880	3,728,356
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 0.8500%, 7/25/51 (144A)‡	3,399,415	3,406,699
Zaxby's Funding LLC 2021-1A A2, 3.2380%, 7/30/51 (144A)	3,880,000	3,943,548
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $453,404,416)		458,154,565
Bank Loans and Mezzanine Loans– 0.6%
Basic Industry – 0.1%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28‡	4,314,188	4,307,889
Diamond BC BV, ICE LIBOR USD 1 Month + 3.0000%, 3.5000%, 9/17/28ƒ,‡	8,020,000	8,025,534
		12,333,423
Capital Goods – 0.2%
Madison IAQ LLC, ICE LIBOR USD 3 Month + 3.2500%, 3.7500%, 6/21/28ƒ,‡	10,381,350	10,364,013
Standard Industries Inc,
ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 9/22/28ƒ,‡	5,800,667	5,803,799
		16,167,812
Consumer Non-Cyclical – 0.3%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8324%, 8/1/27‡	9,162,169	9,044,343
ICON Luxembourg Sarl, ICE LIBOR USD 3 Month + 2.5000%, 3.0000%, 7/3/28‡	9,376,221	9,406,131
Indigo Merger Sub Inc, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 7/3/28‡	2,336,091	2,343,543
		20,794,017
Total Bank Loans and Mezzanine Loans (cost $49,249,659)		49,295,252
Corporate Bonds– 11.8%
Banking – 2.7%
Ally Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.8680%, 4.7000%‡,µ	5,533,000	5,759,023
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	7,355,000	8,082,913
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,663,459
Bank of America Corp, SOFR + 1.0600%, 2.0870%, 6/14/29‡	7,305,000	7,293,276
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	14,103,000	14,393,916
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	5,841,000	6,425,100
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,µ	2,002,000	2,059,558
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	8,577,000	9,413,257
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	7,787,000	7,551,199
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	9,899,000	10,938,688
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	6,795,000	7,845,897
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	3,565,000	3,716,513
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,µ	2,436,000	2,512,125
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	2,339,000	2,552,434
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	555,000	599,123
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	2,087,473
Goldman Sachs Group Inc, 3.5000%, 4/1/25	10,761,000	11,569,187
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	1,666,000	1,765,960
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	2,623,000	2,697,917
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	6,655,000	7,344,408
JPMorgan Chase & Co, SOFR + 0.8850%, 1.5780%, 4/22/27‡	6,670,000	6,683,527
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	6,345,000	6,601,071
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%‡,µ	2,000,000	2,087,500
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%‡,µ	2,111,000	2,158,498
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	6,824,000	7,045,805
Morgan Stanley, 4.3500%, 9/8/26	3,985,000	4,497,908
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	6,976,250
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	3,223,000	3,232,589
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	5,529,000	5,265,762
Morgan Stanley, SOFR + 1.1780%, 2.2390%, 7/21/32‡	9,178,000	9,020,021
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36‡	11,051,000	10,815,908
National Australia Bank Ltd, 2.9900%, 5/21/31 (144A)	8,080,000	8,176,640
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	5,500,000	5,507,297
SVB Financial Group, 1.8000%, 2/2/31	2,878,000	2,761,686

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	$6,329,000	$6,504,946
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	5,490,000	5,375,616
		210,982,450
Basic Industry – 0.3%
Allegheny Technologies Inc, 5.8750%, 12/1/27	4,100,000	4,335,750
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	7,654,000	7,443,515
CF Industries Inc, 5.1500%, 3/15/34	382,000	467,293
CF Industries Inc, 4.9500%, 6/1/43	3,693,000	4,450,287
CF Industries Inc, 5.3750%, 3/15/44	826,000	1,048,475
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	5,787,000	5,844,870
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,354,052
		25,944,242
Brokerage – 0.3%
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	3,606,000	3,719,589
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	15,360,000	17,068,800
		20,788,389
Capital Goods – 0.4%
Boeing Co, 4.8750%, 5/1/25	1,957,000	2,177,967
Boeing Co, 2.1960%, 2/4/26	1,978,000	1,992,581
Boeing Co, 3.2500%, 2/1/28	2,110,000	2,228,767
Boeing Co, 3.6250%, 2/1/31	4,560,000	4,881,519
Boeing Co, 3.9500%, 8/1/59	2,752,000	2,824,370
General Dynamics Corp, 3.5000%, 4/1/27	2,033,000	2,246,887
TransDigm Inc, 4.6250%, 1/15/29 (144A)	9,491,000	9,455,409
Wabtec Corp, 4.9500%, 9/15/28	3,028,000	3,484,925
		29,292,425
Communications – 1.2%
AT&T Inc, 3.8000%, 12/1/57	3,657,000	3,735,816
AT&T Inc, 3.6500%, 9/15/59	604,000	602,141
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	6,601,000	6,715,527
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	9,894,000	10,190,820
Cellnex Finance Co SA, 3.8750%, 7/7/41 (144A)	8,515,000	8,363,518
CenturyLink Inc, 5.8000%, 3/15/22	1,479,000	1,507,101
Charter Communications Operating LLC / Charter Communications Operating
Capital, 2.8000%, 4/1/31	4,500,000	4,510,165
Charter Communications Operating LLC / Charter Communications Operating
Capital, 6.4840%, 10/23/45	936,000	1,272,567
Charter Communications Operating LLC / Charter Communications Operating
5.3750%, 5/1/47	1,778,000	2,128,792
Charter Communications Operating LLC / Charter Communications Operating
4 Capital, .8000%, 3/1/50	2,585,000	2,900,901
Comcast Corp, 3.7500%, 4/1/40	1,775,000	1,994,255
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	5,750,000	5,642,187
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	6,461,000	6,124,866
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	4,001,000	3,720,930
CSC Holdings LLC, 5.0000%, 11/15/31 (144A)	2,768,000	2,652,990
Fox Corp, 4.0300%, 1/25/24	2,592,000	2,781,056
GCI LLC, 4.7500%, 10/15/28 (144A)	9,592,000	10,069,700
Sirius XM Radio Inc, 3.1250%, 9/1/26 (144A)	823,000	834,316
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	6,938,000	6,970,175
Sirius XM Radio Inc, 3.8750%, 9/1/31 (144A)	2,288,000	2,235,090
T-Mobile USA Inc, 3.5000%, 4/15/25	3,170,000	3,415,064
T-Mobile USA Inc, 3.7500%, 4/15/27	4,405,000	4,852,948
		93,220,925
Consumer Cyclical – 0.8%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	10,521,000	10,415,790
Choice Hotels International Inc, 3.7000%, 12/1/29	4,189,000	4,455,672
Choice Hotels International Inc, 3.7000%, 1/15/31	1,267,000	1,366,219
Dollar General Corp, 4.1250%, 4/3/50	3,153,000	3,689,428
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	5,895,000	6,110,881
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	1,284,000	1,431,763
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	2,597,000	2,952,659
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	402,191
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	4,670,000	5,014,739
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	7,625,000	7,558,281
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,588,000	2,863,156
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	8,746,000	9,077,998
MGM Resorts International, 7.7500%, 3/15/22	544,000	558,960

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Nordstrom Inc, 4.3750%, 4/1/30	$3,998,000	$4,087,896
		59,985,633
Consumer Non-Cyclical – 2.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	4,540,000	5,580,635
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	7,110,000	7,474,387
Brunswick Corp, 2.4000%, 8/18/31	5,022,000	4,855,671
CVS Health Corp, 5.0500%, 3/25/48	2,563,000	3,299,099
DaVita Inc, 4.6250%, 6/1/30 (144A)	4,493,000	4,621,548
DaVita Inc, 3.7500%, 2/15/31 (144A)	6,903,000	6,721,796
Diageo Capital PLC, 1.3750%, 9/29/25	3,173,000	3,208,884
Diageo Capital PLC, 2.0000%, 4/29/30	2,989,000	2,977,411
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,384,470
Elanco Animal Health Inc, 5.2720%, 8/28/23	5,460,000	5,818,886
Hasbro Inc, 3.9000%, 11/19/29	7,182,000	7,932,945
Hasbro Inc, 6.3500%, 3/15/40	1,921,000	2,655,106
Hasbro Inc, 5.1000%, 5/15/44	1,990,000	2,403,938
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,205,499
HCA Inc, 5.3750%, 2/1/25	2,189,000	2,446,208
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,320,480
HCA Inc, 5.3750%, 9/1/26	883,000	1,010,284
HCA Inc, 5.6250%, 9/1/28	2,351,000	2,796,985
HCA Inc, 5.8750%, 2/1/29	1,902,000	2,285,610
HCA Inc, 3.5000%, 9/1/30	9,956,000	10,547,287
HCA Inc, 5.5000%, 6/15/47	1,035,000	1,342,141
HCA Inc, 5.2500%, 6/15/49	1,552,000	1,980,894
HCA Inc, 3.5000%, 7/15/51	5,333,000	5,286,513
HCRX Investments HoldCo LP, 4.5000%, 8/1/29 (144A)	7,965,000	8,004,825
JBS Finance Luxembourg Sarl, 3.6250%, 1/15/32 (144A)	3,765,000	3,835,631
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	2,573,000	2,788,514
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	7,364,000	8,229,270
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	5,277,000	5,869,185
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
3.7500%, 12/1/31 (144A)	3,507,000	3,649,139
Kraft Heinz Foods Co, 3.8750%, 5/15/27	4,757,000	5,194,229
Kraft Heinz Foods Co, 5.0000%, 6/4/42	2,892,000	3,546,575
Kraft Heinz Foods Co, 4.3750%, 6/1/46	833,000	947,804
Kraft Heinz Foods Co, 4.8750%, 10/1/49	1,946,000	2,368,467
Mondelez International Inc, 2.7500%, 4/13/30	720,000	753,358
Organon Finance 1 LLC, 4.1250%, 4/30/28 (144A)	6,012,000	6,132,240
Performance Food Group Inc, 4.2500%, 8/1/29 (144A)	9,063,000	9,085,657
Pilgrim's Pride Corp, 3.5000%, 3/1/32 (144A)	6,263,000	6,368,688
Royalty Pharma PLC, 2.1500%, 9/2/31	4,601,000	4,430,454
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	3,853,679
Royalty Pharma PLC, 3.3500%, 9/2/51	2,294,000	2,173,442
		170,387,834
Electric – 0.3%
Duquesne Light Holdings Inc, 2.7750%, 1/7/32 (144A)	4,842,000	4,837,589
NRG Energy Inc, 6.6250%, 1/15/27	3,383,000	3,504,619
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	4,783,000	4,720,486
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	5,400,000	5,304,150
Pacific Gas and Electric Co, 3.0000%, 6/15/28	5,674,000	5,773,900
		24,140,744
Energy – 0.4%
Cheniere Energy Inc, 4.6250%, 10/15/28	6,335,000	6,675,506
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	3,621,000	3,791,911
Cheniere Energy Partners LP, 3.2500%, 1/31/32 (144A)	4,751,000	4,766,678
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	5,520,000	6,672,300
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	211,114
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	6,466,000	6,754,060
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	1,709,000	1,728,226
ONEOK Inc, 6.3500%, 1/15/31	3,407,000	4,361,607
ONEOK Inc, 7.1500%, 1/15/51	890,000	1,288,350
		36,249,752
Finance Companies – 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
4.6250%, 10/15/27	5,280,000	5,887,161
Air Lease Corp, 1.8750%, 8/15/26	4,823,000	4,806,159
Air Lease Corp, 3.0000%, 2/1/30	2,435,000	2,470,809
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	8,684,000	10,421,254
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	4,435,000	4,484,894

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	$6,482,000	$6,538,717
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	5,605,000	5,477,206
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
4.0000%, 10/15/33 (144A)	5,733,000	5,690,002
		45,776,202
Industrial Conglomerates – 0.1%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.4460%‡,µ	5,540,000	5,422,275
Insurance – 0.8%
Athene Global Funding, 1.7300%, 10/2/26 (144A)	9,932,000	9,926,564
Athene Global Funding, 2.6460%, 10/4/31 (144A)	9,596,000	9,606,525
Brown & Brown Inc, 4.5000%, 3/15/29	2,493,000	2,853,919
Brown & Brown Inc, 2.3750%, 3/15/31	955,000	952,050
Centene Corp, 4.2500%, 12/15/27	5,363,000	5,613,184
Centene Corp, 2.4500%, 7/15/28	4,942,000	4,966,710
Centene Corp, 3.0000%, 10/15/30	5,197,000	5,326,925
Centene Corp, 2.5000%, 3/1/31	1,618,000	1,595,753
Centene Corp, 2.6250%, 8/1/31	2,178,000	2,163,277
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	13,333,000	13,871,387
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	7,720,000	8,045,732
		64,922,026
Real Estate Investment Trusts (REITs) – 0.4%
Agree LP, 2.0000%, 6/15/28	3,231,000	3,203,471
Agree LP, 2.9000%, 10/1/30	2,058,000	2,126,026
Agree LP, 2.6000%, 6/15/33	2,424,000	2,397,396
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	5,397,297
MPT Operating Partnership LP / MPT Finance Corp, 3.5000%, 3/15/31	5,909,000	6,027,180
Rexford Industrial Realty Inc, 2.1500%, 9/1/31	6,560,000	6,321,922
Sun Communities Inc, 2.7000%, 7/15/31	6,161,000	6,225,581
		31,698,873
Technology – 1.3%
Analog Devices Inc, 2.9500%, 4/1/25	2,815,000	3,002,804
Broadcom Inc, 4.1500%, 11/15/30	5,187,000	5,747,054
Broadcom Inc, 4.3000%, 11/15/32	4,150,000	4,650,629
Broadcom Inc, 3.4190%, 4/15/33 (144A)	5,082,000	5,260,743
Broadcom Inc, 3.4690%, 4/15/34 (144A)	8,000,000	8,237,896
Broadridge Financial Solutions Inc, 2.6000%, 5/1/31	5,341,000	5,421,402
Equinix Inc, 2.1500%, 7/15/30	2,665,000	2,613,530
Marvell Technology Inc, 1.6500%, 4/15/26 (144A)	3,675,000	3,680,613
Marvell Technology Inc, 4.8750%, 6/22/28 (144A)	4,065,000	4,695,435
Microchip Technology Inc, 2.6700%, 9/1/23	6,452,000	6,689,389
MSCI Inc, 4.0000%, 11/15/29 (144A)	422,000	446,771
MSCI Inc, 3.6250%, 9/1/30 (144A)	7,118,000	7,358,232
MSCI Inc, 3.8750%, 2/15/31 (144A)	6,019,000	6,312,426
PayPal Holdings Inc, 1.6500%, 6/1/25	2,243,000	2,298,512
Seagate HDD Cayman, 4.8750%, 6/1/27	212,000	238,542
Seagate HDD Cayman, 4.0910%, 6/1/29	2,360,000	2,478,000
Seagate HDD Cayman, 3.1250%, 7/15/29 (144A)	988,000	955,495
Seagate HDD Cayman, 4.1250%, 1/15/31	5,407,000	5,636,797
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	4,696,000	4,635,328
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	3,075,000	2,984,660
Skyworks Solutions Inc, 3.0000%, 6/1/31	1,575,000	1,610,180
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,612,422
Trimble Inc, 4.7500%, 12/1/24	5,510,000	6,095,618
Trimble Inc, 4.9000%, 6/15/28	3,194,000	3,693,223
TSMC Global Ltd, 1.7500%, 4/23/28 (144A)	6,559,000	6,476,389
		104,832,090
Transportation – 0.1%
GXO Logistics inc, 1.6500%, 7/15/26 (144A)	4,255,000	4,222,449
GXO Logistics inc, 2.6500%, 7/15/31 (144A)	2,815,000	2,796,998
		7,019,447
Total Corporate Bonds (cost $904,818,391)		930,663,307
Inflation-Indexed Bonds– 0.9%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	55,584,872	58,161,463
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	13,098,763	14,375,380
Total Inflation-Indexed Bonds (cost $72,365,390)		72,536,843
Mortgage-Backed Securities– 4.9%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	1,180,441	1,191,879
2.0000%, TBA, 15 Year Maturity	10,750,785	11,070,083
2.5000%, TBA, 15 Year Maturity	8,099,200	8,438,475
2.0000%, TBA, 30 Year Maturity	49,307,863	49,426,695

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
2.5000%, TBA, 30 Year Maturity	$66,239,233	$68,283,376
3.5000%, TBA, 30 Year Maturity	20,048,900	21,211,536
		159,622,044
Fannie Mae Pool:
3.0000%, 10/1/34	462,325	490,886
2.5000%, 11/1/34	324,731	341,467
3.0000%, 11/1/34	167,290	178,696
3.0000%, 12/1/34	195,043	207,971
6.0000%, 2/1/37	76,661	89,700
4.5000%, 11/1/42	404,316	451,031
3.0000%, 1/1/43	227,185	242,156
3.0000%, 2/1/43	59,202	63,131
3.0000%, 5/1/43	2,046,524	2,163,607
3.0000%, 5/1/43	520,885	555,758
5.0000%, 7/1/44	51,564	58,022
4.5000%, 10/1/44	1,037,108	1,168,843
4.5000%, 3/1/45	1,522,711	1,716,128
4.5000%, 6/1/45	837,579	934,366
3.5000%, 12/1/45	602,654	646,477
3.0000%, 1/1/46	80,945	85,695
4.5000%, 2/1/46	1,838,580	2,051,013
3.5000%, 7/1/46	1,021,485	1,111,873
3.0000%, 9/1/46	5,262,592	5,613,544
3.0000%, 2/1/47	16,684,156	17,820,055
3.0000%, 3/1/47	1,849,848	1,972,128
3.5000%, 3/1/47	516,653	554,222
3.5000%, 7/1/47	449,666	482,365
3.5000%, 8/1/47	365,599	388,964
3.5000%, 8/1/47	325,067	359,243
3.5000%, 12/1/47	167,329	184,921
3.5000%, 12/1/47	93,019	102,799
3.5000%, 1/1/48	1,058,670	1,144,604
4.0000%, 1/1/48	3,702,591	4,060,276
4.0000%, 1/1/48	3,663,513	4,027,404
3.0000%, 2/1/48	946,177	1,013,853
3.5000%, 3/1/48	129,587	142,814
4.0000%, 3/1/48	1,264,801	1,386,885
4.5000%, 3/1/48	50,387	54,507
3.0000%, 5/1/48	417,285	441,746
5.0000%, 5/1/48	1,130,447	1,240,406
3.5000%, 7/1/48	12,230,422	13,029,477
4.5000%, 8/1/48	29,613	31,987
3.0000%, 11/1/48	1,917,056	2,026,732
4.0000%, 2/1/49	588,404	631,318
3.0000%, 8/1/49	1,145,013	1,221,279
3.0000%, 9/1/49	222,484	235,597
2.5000%, 1/1/50	598,442	619,165
2.5000%, 10/1/50	936,255	966,370
2.5000%, 1/1/51	2,052,881	2,116,035
2.5000%, 8/1/51	169,115	174,559
3.5000%, 8/1/56	3,746,908	4,088,608
3.0000%, 2/1/57	3,640,395	3,896,251
3.0000%, 6/1/57	68,692	73,509
		82,658,443
Freddie Mac Gold Pool:
3.5000%, 1/1/47	358,007	387,595
Freddie Mac Pool:
3.0000%, 5/1/31	4,475,210	4,739,471
3.0000%, 9/1/32	880,146	933,797
3.0000%, 10/1/32	458,896	484,176
3.0000%, 1/1/33	585,816	621,525
2.5000%, 12/1/33	4,516,291	4,718,899
3.0000%, 10/1/34	997,961	1,061,638
3.0000%, 10/1/34	407,494	432,722
2.5000%, 11/1/34	1,423,611	1,497,020
2.5000%, 11/1/34	294,127	309,293
6.0000%, 4/1/40	1,209,745	1,421,386
2.5000%, 8/1/41	10,561,892	10,989,349
3.5000%, 7/1/42	182,414	197,488
3.5000%, 8/1/42	227,452	246,247
3.5000%, 8/1/42	202,443	219,172
3.5000%, 2/1/43	649,443	704,199
3.0000%, 3/1/43	1,922,606	2,051,212
3.0000%, 6/1/43	80,482	84,490

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 2/1/44	$674,809	$731,704
4.5000%, 5/1/44	336,941	375,963
3.5000%, 12/1/44	3,987,742	4,323,960
3.0000%, 1/1/45	976,378	1,037,924
3.0000%, 1/1/46	166,065	179,093
3.5000%, 7/1/46	928,925	1,006,905
3.0000%, 8/1/46	233,960	247,341
3.0000%, 10/1/46	2,116,051	2,250,064
4.0000%, 3/1/47	407,886	445,959
3.0000%, 4/1/47	406,719	429,980
3.5000%, 4/1/47	164,866	179,552
3.5000%, 9/1/47	1,435,489	1,527,300
3.5000%, 12/1/47	2,298,574	2,491,732
3.5000%, 2/1/48	903,724	973,203
4.0000%, 3/1/48	1,088,239	1,193,538
4.5000%, 3/1/48	43,351	46,833
4.0000%, 4/1/48	1,133,494	1,214,078
4.0000%, 4/1/48	871,388	952,835
4.0000%, 5/1/48	1,573,113	1,688,126
4.5000%, 7/1/48	270,251	292,386
5.0000%, 9/1/48	71,083	78,115
4.5000%, 12/1/48	831,951	912,565
3.0000%, 8/1/49	878,647	929,037
3.0000%, 8/1/49	374,564	399,523
3.0000%, 12/1/49	556,528	581,812
3.0000%, 12/1/49	511,817	535,069
2.5000%, 1/1/50	257,691	266,612
3.0000%, 3/1/50	657,937	687,892
3.5000%, 3/1/50	247,962	264,906
2.5000%, 8/1/51	1,585,990	1,636,180
		58,592,271
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	44,216,122	44,839,569
2.5000%, TBA, 30 Year Maturity	20,540,500	21,199,645
		66,039,214
Ginnie Mae I Pool:
4.0000%, 1/15/45	3,808,719	4,221,712
4.5000%, 8/15/46	4,068,159	4,615,386
4.0000%, 7/15/47	868,922	942,228
4.0000%, 8/15/47	152,982	165,888
4.0000%, 11/15/47	259,848	281,770
4.0000%, 12/15/47	329,109	356,873
		10,583,857
Ginnie Mae II Pool:
4.0000%, 8/20/47	464,344	501,913
4.0000%, 8/20/47	97,684	105,838
4.0000%, 8/20/47	71,581	77,373
4.5000%, 2/20/48	502,280	543,570
4.0000%, 5/20/48	233,325	248,849
4.5000%, 5/20/48	1,018,145	1,104,462
4.5000%, 5/20/48	143,802	155,993
4.0000%, 6/20/48	2,324,168	2,478,626
5.0000%, 8/20/48	1,840,686	1,985,522
		7,202,146
Total Mortgage-Backed Securities (cost $379,698,533)		385,085,570
United States Treasury Notes/Bonds– 11.4%
0.1250%, 2/28/23	75,923,000	75,866,651
0.1250%, 4/30/23	102,207,000	102,071,257
0.1250%, 6/30/23	38,399,000	38,333,002
0.1250%, 8/31/23	32,994,000	32,906,360
0.2500%, 5/15/24	9,749,000	9,702,159
0.3750%, 9/15/24	12,481,000	12,427,371
0.3750%, 1/31/26	46,025,100	45,036,279
0.5000%, 2/28/26	86,943,000	85,475,837
0.7500%, 4/30/26	45,243,000	44,894,841
0.8750%, 6/30/26	66,485,000	66,251,264
0.6250%, 7/31/26	75,568,000	74,357,732
0.7500%, 8/31/26	13,265,000	13,123,023
0.8750%, 9/30/26	9,742,000	9,689,485
1.2500%, 4/30/28	2,498,600	2,496,843
1.2500%, 6/30/28	4,867,000	4,856,734
1.1250%, 8/31/28	1,640,000	1,620,525
1.2500%, 8/15/31	55,868,000	54,514,947

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.3750%, 11/15/40	$13,566,000	$12,186,083
1.7500%, 8/15/41	60,877,000	58,194,607
2.7500%, 8/15/42	29,504,500	33,202,935
1.3750%, 8/15/50	46,677,000	39,387,365
1.6250%, 11/15/50	63,839,100	57,352,948
1.8750%, 2/15/51	19,445,900	18,543,489
2.3750%, 5/15/51	7,409,000	7,906,792
Total United States Treasury Notes/Bonds (cost $906,538,041)		900,398,529
Common Stocks– 63.6%
Aerospace & Defense – 1.1%
General Dynamics Corp	268,350	52,604,650
L3Harris Technologies Inc	155,272	34,197,105
		86,801,755
Air Freight & Logistics – 1.1%
United Parcel Service Inc	458,875	83,561,137
Airlines – 0.4%
Southwest Airlines Co*	664,468	34,173,589
Auto Components – 0.4%
Aptiv PLC*	195,504	29,124,231
Banks – 1.5%
Bank of America Corp	2,771,583	117,653,698
Beverages – 0.9%
Constellation Brands Inc	87,829	18,504,692
Monster Beverage Corp*	575,007	51,077,872
		69,582,564
Biotechnology – 0.7%
AbbVie Inc	541,371	58,397,690
Capital Markets – 2.8%
Charles Schwab Corp	298,820	21,766,049
CME Group Inc	311,294	60,198,034
Morgan Stanley	1,218,570	118,579,047
S&P Global Inc	53,289	22,641,963
		223,185,093
Chemicals – 0.5%
Sherwin-Williams Co	127,726	35,728,794
Communications Equipment – 0.5%
Motorola Solutions Inc	170,361	39,578,268
Consumer Finance – 1.1%
American Express Co	530,206	88,825,411
Electrical Equipment – 0.4%
Rockwell Automation Inc	108,433	31,883,639
Electronic Equipment, Instruments & Components – 0.3%
Corning Inc	681,415	24,864,833
Entertainment – 1.7%
Activision Blizzard Inc	548,875	42,477,436
Netflix Inc*	46,014	28,084,185
Walt Disney Co*	370,113	62,612,016
		133,173,637
Food & Staples Retailing – 1.6%
Costco Wholesale Corp	226,562	101,805,635
Sysco Corp	354,798	27,851,643
		129,657,278
Food Products – 0.5%
Hershey Co	209,008	35,374,604
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	599,052	70,766,013
Align Technology Inc*	26,666	17,744,356
Edwards Lifesciences Corp*	345,522	39,116,546
Intuitive Surgical Inc*	30,920	30,739,118
Medtronic PLC	315,253	39,516,964
Stryker Corp	115,173	30,373,424
		228,256,421
Health Care Providers & Services – 2.0%
UnitedHealth Group Inc	409,258	159,913,471
Hotels, Restaurants & Leisure – 2.6%
Hilton Worldwide Holdings Inc*	397,628	52,530,635
McDonald's Corp	436,440	105,230,048
Starbucks Corp	460,433	50,790,364
		208,551,047
Household Products – 0.9%
Procter & Gamble Co	513,501	71,787,440
Industrial Conglomerates – 1.1%
Honeywell International Inc	389,100	82,598,148

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services – 3.2%
Accenture PLC	172,974	$55,337,842
Fidelity National Information Services Inc	216,447	26,337,271
Mastercard Inc	502,000	174,535,360
		256,210,473
Insurance – 1.0%
Progressive Corp	875,675	79,152,263
Interactive Media & Services – 3.7%
Alphabet Inc - Class C*	110,211	293,746,480
Internet & Direct Marketing Retail – 3.6%
Amazon.com Inc*	68,774	225,925,341
Booking Holdings Inc*	22,923	54,416,222
		280,341,563
Leisure Products – 0.4%
Hasbro Inc	387,740	34,594,163
Life Sciences Tools & Services – 1.2%
Illumina Inc*	61,881	25,099,552
Thermo Fisher Scientific Inc	126,759	72,421,219
		97,520,771
Machinery – 1.4%
Deere & Co	236,710	79,314,420
Parker-Hannifin Corp	57,435	16,059,975
Trane Technologies PLC	93,744	16,184,902
		111,559,297
Media – 1.3%
Comcast Corp	1,875,272	104,883,963
Multiline Retail – 0.9%
Dollar General Corp	351,187	74,500,810
Personal Products – 0.3%
Estee Lauder Cos Inc	66,277	19,878,461
Pharmaceuticals – 2.4%
AstraZeneca PLC (ADR)	461,091	27,693,125
Eli Lilly & Co	436,547	100,864,184
Merck & Co Inc	801,801	60,223,273
		188,780,582
Real Estate Management & Development – 0.3%
CBRE Group Inc*	274,580	26,733,109
Semiconductor & Semiconductor Equipment – 4.5%
Advanced Micro Devices Inc*	385,799	39,698,717
Lam Research Corp	207,678	118,199,934
NVIDIA Corp	586,521	121,503,690
Texas Instruments Inc	388,847	74,740,282
		354,142,623
Software – 8.6%
Adobe Inc*	273,164	157,265,978
Autodesk Inc*	37,880	10,802,240
Cadence Design Systems Inc*	216,932	32,852,182
Microsoft Corp	1,485,875	418,897,880
salesforce.com Inc*	207,738	56,342,700
		676,160,980
Specialty Retail – 1.6%
Home Depot Inc	378,737	124,324,208
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc	1,877,344	265,644,176
Textiles, Apparel & Luxury Goods – 0.8%
NIKE Inc - Class B	459,420	66,721,567
Total Common Stocks (cost $2,820,858,702)		5,027,568,237
Preferred Stocks– 0%
Banks – 0%
First Republic Bank/CA, 4.1250%µ((cost $2,023,125)	80,925	2,022,316
Investment Companies– 4.5%
Money Markets – 4.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $357,034,817)	357,004,383	357,040,083
Total Investments (total cost $5,945,991,074) – 103.5%		8,182,764,702
Liabilities, net of Cash, Receivables and Other Assets – (3.5)%		(273,907,960)
Net Assets – 100%		$7,908,856,742

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$8,049,720,800	98.4%
United Kingdom	55,847,292	0.7
Australia	13,552,256	0.1
Canada	10,415,790	0.1
Luxembourg	9,406,131	0.1
Spain	8,363,518	0.1
Ireland	8,230,704	0.1
South Korea	7,619,988	0.1
France	7,551,199	0.1
Taiwan	6,476,389	0.1
Belgium	5,580,635	0.1

Total	$8,182,764,702	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$125,260	$-	$-	$357,040,083

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 4.5%
Money Markets - 4.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	182,258,962	1,087,424,126	(912,643,005)	357,040,083

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $720,543,360, which represents 9.1% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$458,154,565	$-
Bank Loans and Mezzanine Loans	-	49,295,252	-
Corporate Bonds	-	930,663,307	-
Inflation-Indexed Bonds	-	72,536,843	-
Mortgage-Backed Securities	-	385,085,570	-
United States Treasury Notes/Bonds	-	900,398,529	-
Common Stocks	5,027,568,237	-	-
Preferred Stocks	2,022,316	-	-
Investment Companies	-	357,040,083	-
Total Assets	$5,029,590,553	$3,153,174,149	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70301 11-21